Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	September 30,	December 31,
	2022	2021
Building	$2,716,912	$3,037,848
Operating equipment	2,661,049	2,981,424
Vehicle	79,717	89,134
Office equipment	78,124	100,851
Apple Orchard	898,849	1,110,067
Construction in progress	2,795,018	3,125,180
	9,229,669	10,444,504
Less: Accumulated depreciation	(3,279,128)	(3,250,242)
	$5,950,541	$7,194,262

	December 31,	December 31,
	2021	2020
Building	$3,037,848	$2,949,493
Operating equipment	2,981,424	2,758,704
Vehicle	89,134	86,828
Office equipment	100,851	26,783
Apple Orchard	1,110,067	1,041,377
Construction in progress	3,125,180	1,829,057
	10,444,504	8,692,242
Less: Accumulated depreciation	(3,250,242)	(2,425,499)
	$7,194,262	$6,266,743